Label	Element	Value
U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. DIVERSIFIED REAL ESTATE ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PPTY – U.S. DIVERSIFIED REAL ESTATE ETF (PPTY)
(the “Fund”)

August 30, 2021

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated June 30, 2021

Effective September 7, 2021, the Fund’s name will change to the “U.S. Diversified Real Estate ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPTY